Income taxes - Summary of income tax contingencies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Balance, beginning of year	$ 0	$ 0	$ 0
Increases to tax positions related to current year	0	0	0
Increases to tax positions related to prior years	31,778	0	0
Decreases to tax positions related to prior years	0	0	0
Reductions due to lapsed statute of limitations	0	0	0
Settlements during current year	0	0	0
Interest and penalties	1,128	0	0
Balance, end of year	$ 32,906	$ 0	$ 0